INCENTIVE STOCK PLANS	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
INCENTIVE STOCK PLANS	INCENTIVE STOCK PLANS
The 2023 Rayonier Incentive Stock Plan (the “Stock Plan”) was approved by shareholders on May 18, 2023. The Stock Plan allows for up to 3.0 million shares to be granted for options, rights, performance shares, restricted stock, restricted stock units, other stock-based awards or any combination of the foregoing, subject to certain limitations. At December 31, 2024, a total of 2.0 million shares were available for future grants under the Stock Plan. Grants can no longer be made under prior plans. Under the Stock Plan, shares available for issuance may be increased by awards made under the Stock Plan, or awards granted under a prior plan, that are forfeited, terminated, expire unexercised, are settled in cash in lieu of stock, are exchanged for other awards or are released from a reserve for failure to meet the maximum payout under a program. In the event that withholding tax liabilities arising from an award under this Stock Plan, other than options or stock appreciation rights, are satisfied in shares, the shares available under the Stock Plan will be increased. We issue new common shares upon the exercise of stock options, the granting of restricted stock, and the vesting of performance shares and restricted stock units. The Stock Plan allows for the cash settlement of the required withholding tax on share or unit awards.
A summary of our stock-based incentive compensation cost is presented below:

	2024	2023	2022
Selling and general expenses	$12,778	$12,710	$10,767
Cost of sales	1,122	986	1,226
Timber and Timberlands, net (a)	332	306	363
Total stock-based incentive compensation	$14,232	$14,002	$12,356

Tax benefit recognized related to stock-based incentive compensation expense (b)	$695	$677	$603

(a)Represents amounts capitalized as part of the overhead allocation of timber-related costs.
(b)A valuation allowance is recorded against the tax benefit recognized as we do not expect to be able to realize the benefit in the future.
FAIR VALUE CALCULATIONS BY AWARD
RESTRICTED STOCK UNITS & RESTRICTED STOCK
Restricted stock units granted to employees under the Stock Plan generally vest in fourths on the first, second, third and fourth anniversary of the grant date. Periodically, other one-time restricted stock unit grants are issued to employees for special purposes, such as new hire, promotion or retention, and can vest ratably over, or upon completion of, a defined period of time. Holders of unvested restricted stock and restricted stock unit awards receive dividend equivalent payments on outstanding awards. Members of the board of directors are granted restricted stock, which vests immediately upon issuance and is subject to certain holding requirements. The fair value of each share granted is equal to the share price of the Company’s stock on the date of grant. We have elected to value each grant in total and recognize the expense on a straight-line basis over the requisite service period, which is the vesting period from the grant date of the award to the latest vesting date or is based on retirement eligibility. As permitted, we do not estimate a forfeiture rate for non-vested shares. Accordingly, unexpected forfeitures will lower stock-based incentive compensation during the period in which they occur.
As of December 31, 2024, there was $6.5 million of unrecognized compensation cost attributable to our restricted stock units. We expect to recognize this cost over a weighted average period of 2.4 years. As of December 31, 2024, there was no unrecognized compensation cost attributable to our restricted stock.
A summary of our restricted stock units is presented below:

	2024	2023	2022
Restricted stock units granted	212,415	207,006	130,213
Weighted average price of restricted stock units granted	$32.46	$32.93	$41.81
Intrinsic value of restricted stock units outstanding (a)	$12,673	$16,068	$13,826
Grant date fair value of restricted stock units vested	5,949	4,454	2,475
Cash used to purchase common shares from current and former employees to pay withholding tax requirements on restricted stock units vested	2,186	1,665	1,063

(a)Intrinsic value of restricted stock units outstanding is based on the market price of the Company’s stock at December 31, 2024, 2023 and 2022.

	2024
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested Restricted Stock Units at January 1,	480,925	$32.74
Granted	212,415	32.46
Vested	(189,934)	31.32
Cancelled	(17,854)	32.63
Non-vested Restricted Stock Units at December 31,	485,552	$33.17
A summary of our restricted stock is presented below:

	2024	2023	2022
Restricted stock granted	32,928	36,403	22,800
Weighted average price of restricted stock granted	$30.37	$30.22	$38.60
Intrinsic value of restricted stock outstanding (a)	—	$66	$620
Grant date fair value of restricted stock vested	1,047	1,647	2,478
Cash used to purchase common shares from current and former employees to pay withholding tax requirements on restricted shares vested	20	208	708

(a)Intrinsic value of restricted stock outstanding is based on the market price of the Company’s stock at December 31, 2023 and 2022.

	2024
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested Restricted Stock at January 1,	1,973	$24.01
Granted	32,928	30.37
Vested	(34,901)	30.01
Non-vested Restricted Stock at December 31,	—	—
PERFORMANCE SHARE UNITS
Our performance share units generally vest upon completion of a three-year period. The number of shares, if any, that are ultimately awarded is contingent upon our total shareholder return versus selected peer group companies. The performance share payout is based on a market condition, and as such, the awards are valued using a Monte Carlo simulation model. The model generates the fair value of the award at the grant date, which is then recognized as expense on a straight-line basis over the requisite service period, which is the vesting period from the grant date of the award to the latest vesting date or is based on retirement eligibility. Additionally, we do not estimate a forfeiture rate for non-vested units. As such, unexpected forfeitures will lower stock-based incentive compensation during the period in which they occur.
As of December 31, 2024, there was $4.4 million of unrecognized compensation cost related to our performance share unit awards, which is attributable to awards granted in 2022, 2023 and 2024. This cost is expected to be recognized over a weighted average period of 1.7 years.
A summary of our performance share units is presented below:

	2024	2023	2022
Common shares reserved for performance shares granted during year	320,640	285,863	193,333
Weighted average fair value of performance share units granted	$34.51	$37.77	$45.68
Intrinsic value of outstanding performance share units (a)	$11,463	$12,730	$13,123
Fair value of performance shares vested	6,388	5,863	5,549
Cash used to purchase common shares from current and former employees to pay withholding tax requirements on performance shares vested	1,975	2,342	2,454

(a)Intrinsic value of outstanding performance share units is based on the market price of the Company's stock at December 31, 2024, 2023 and 2022.

	2024
	Number of Units	Weighted Average Grant Date Fair Value
Outstanding Performance Share units at January 1,	381,034	$39.56
Granted	183,223	34.51
Units Distributed	(108,217)	36.08
Other Cancellations/Adjustments	(16,854)	34.76
Outstanding Performance Share units at December 31,	439,186	$38.50
Expected volatility was estimated using daily returns on the Company’s common shares for the three-year period ending on the grant date. The risk-free rate was based on the 3-year U.S. Treasury rate on the date of the award. The dividend yield was not used to calculate fair value as awards granted receive dividend equivalents. Grants made to Vice Presidents and above are subject to a one-year post-vest holding period and include an additional discount for liquidity. The following table provides an overview of the assumptions used in calculating the fair value of the awards granted for the three years ended December 31:

	2024	2023	2022
Expected volatility	26.4%	29.9%	38.1%
Risk-free rate	4.5%	3.7%	2.6%
Liquidity discount applied to grants with a post-vesting holding restriction	3.9%	4.7%	4.2%
NON-QUALIFIED EMPLOYEE STOCK OPTIONS
The exercise price of each non-qualified stock option granted under the Stock Plan is equal to the closing market price of the Company’s stock on the grant date. Under the Stock Plan, the maximum term is 10 years from the grant date.
A summary of the status of our stock options as of and for the year ended December 31, 2024 is presented below:

	2024
	Number of Shares	Weighted Average Exercise Price (per common share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1,	24,724	$31.83
Exercised	—	—
Cancelled or expired	(24,724)	31.83
Options outstanding at December 31,	—	—	—	—
Options exercisable at December 31,	—	—	—	—
A summary of additional information pertaining to our stock options is presented below:

	2024	2023	2022
Intrinsic value of options exercised (a)	—	$2	$300
Cash received from exercise of options	—	75	2,466

(a)Intrinsic value of options exercised is the amount by which the fair value of the stock on the exercise date exceeded the exercise price of the option.
As of December 31, 2024, compensation cost related to stock options was fully recognized.